Exhibit 99.1

            KPMG LLP

            Suite 700

            20 Pacifica

            Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

Barclays Capital Inc.

(together, the “Specified Parties”)

Re: T-Mobile US Trust 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20250115.txt” (the “Data File”) provided by the Company on January 28, 2025, containing information on 1,935,091 equipment installment plan sales contracts (the “Receivables”) as of January 15, 2025 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 2 months, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be a copy of the original EIP Contract and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract, the execution of the EIP Contract by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “Sample Selection File” means an electronic data file entitled “ABSS_STAT_DATA_20250115.txt” provided by the Company on January 24, 2025, containing information on equipment identifier and account receivable for 1,935,091 Receivables as of January 15, 2025.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_ 20250115.xlsx” provided by the Company on January 28, 2025, containing credit report scores for each Selected Receivable.

•

The term “Account Information Schedule” means two electronic data files entitled “STATPOOL_Samples_CHANNEL_INSURANCE_
LAST_PAYMENT_METHOD_20250115.xlsx” and “STATPOOL_Samples_ Supporting_File_20250115.xlsx” provided by the Company on January 28, 2025, containing information on account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, first payment, and EIP start date for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_Multiple_Device_Tracing_DownPayment_
20250115.xlsx” provided by the Company on February 4, 2025, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables related to multiple equipment.

•

The term “Promotions Schedule” means an electronic data file entitled “Supporting File_Net Bal supporting fields.xlsx” provided by the Company on February 4, 2025, containing information on promotions applicable to each Selected Receivable.

•

The term “Servicing System Support” means an electronic data file entitled “STATPOOL_Samples_ Supporting_File_20250115_validations.xlsx” provided by the Company on February 6, 2025, containing information on (i) account receivable, financed amount and monthly payment for Selected Receivable #38 and (ii) first payment made for Selected Receivables #201 and 246.

•	The term “Source Documents” means the EIP Contract, FICO Schedule, Account Information Schedule, Multi-Equipment Schedule, Promotions Schedule and Servicing System Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 250 Receivables from the Sample Selection File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from Sample Selection File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information
Equipment Identifier (EIP_EQUIP_ID)	EIP Contract

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

Attribute	Provided Information
State (STATE_CD)	Account Information Schedule

Account Receivable (AR_BALANCE)	Account Information Schedule, Promotions Schedule, Servicing System Support, Instructions

Sales Channel (CHANNEL)	Account Information Schedule

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Servicing System Support, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, Account Information Schedule, Instructions

Financed Amount (FA)	EIP Contract, Promotions Schedule, Servicing System Support, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Promotions Schedule, Multi-Equipment Schedule, Servicing System Support, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

February 10, 2025

Exhibit A

Instructions

Number	Attribute(s)	Instructions
1.	Account Receivable (AR_BALANCE)	For Selected Receivable #38, use Servicing System Support as Provided Information.

2.	First Payment Made (FIRST_PYMT_MADE)

For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.

For Selected Receivables #201 and #246, use Servicing System Support as Provided Information.

3.	EIP Start Date (PLAN_STRT_DT)	For Selected Receivables for which the Data File value does not agree with the EIP Contract, use Account Information Schedule as Provided Information.

4.	Financed Amount (FA)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, recompute as the difference between Total Financed Amount and Down Payment.

For Selected Receivable #38, use Servicing System Support as Provided Information.

5.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

For Selected Receivable #38, use Servicing System Support as Provided Information for Monthly Payment.

6.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	113018***	43	112958***	85	108929***
2	111541***	44	112191***	86	112955***
3	110347***	45	111833***	87	112698***
4	109186***	46	112285***	88	113057***
5	112824***	47	108521***	89	112826***
6	111071***	48	112706***	90	113340***
7	109958***	49	113124***	91	113236***
8	112533***	50	110974***	92	112606***
9	110887***	51	113003***	93	113101***
10	112403***	52	111332***	94	112939***
11	113228***	53	112469***	95	112213***
12	112253***	54	109298***	96	109478***
13	113334***	55	111799***	97	112533***
14	112911***	56	109765***	98	112963***
15	111960***	57	112370***	99	112642***
16	112211***	58	113089***	100	109179***
17	112826***	59	112258***	101	112890***
18	113163***	60	109715***	102	113032***
19	110727***	61	113171***	103	111788***
20	113140***	62	110241***	104	112864***
21	113222***	63	110820***	105	112465***
22	112671***	64	113323***	106	109200***
23	113319***	65	111803***	107	111209***
24	112777***	66	112533***	108	112191***
25	112660***	67	111735***	109	112991***
26	112767***	68	113186***	110	111546***
27	113292***	69	113303***	111	113048***
28	113163***	70	112248***	112	112932***
29	113251***	71	108726***	113	111960***
30	113266***	72	113019***	114	112108***
31	111991***	73	112048***	115	112949***
32	111776***	74	113258***	116	110103***
33	112408***	75	111314***	117	112699***
34	111435***	76	113102***	118	113349***
35	109661***	77	111710***	119	113173***
36	112685***	78	113261***	120	112937***
37	110895***	79	111400***	121	112945***
38	109813***	80	110934***	122	113081***
39	113264***	81	109138***	123	112533***
40	112415***	82	112454***	124	111627***
41	112612***	83	112713***	125	108801***
42	111135***	84	112800***	126	113154***

B-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	112947***	169	109701***	211	112699***
128	113126***	170	112193***	212	108969***
129	109436***	171	110210***	213	112006***
130	111848***	172	112930***	214	112597***
131	113055***	173	111901***	215	111255***
132	112902***	174	109457***	216	112563***
133	113133***	175	109572***	217	113156***
134	111890***	176	112622***	218	113194***
135	111610***	177	112681***	219	113062***
136	111243***	178	112912***	220	112773***
137	111799***	179	113122***	221	108891***
138	113333***	180	112531***	222	109172***
139	112799***	181	111916***	223	112907***
140	112656***	182	111718***	224	111586***
141	113090***	183	112643***	225	112805***
142	112252***	184	112594***	226	110155***
143	112980***	185	112569***	227	110960***
144	112378***	186	112375***	228	112135***
145	112281***	187	109527***	229	112790***
146	112723***	188	113260***	230	113009***
147	113313***	189	111825***	231	112435***
148	112360***	190	113213***	232	109040***
149	112935***	191	113349***	233	109933***
150	111526***	192	110628***	234	108854***
151	113254***	193	112187***	235	111074***
152	108611***	194	112760***	236	110448***
153	113291***	195	109034***	237	112998***
154	112180***	196	113056***	238	113304***
155	112733***	197	112107***	239	113169***
156	112685***	198	113241***	240	112018***
157	113387***	199	108748***	241	112864***
158	113131***	200	112722***	242	113284***
159	113382***	201	113095***	243	113015***
160	112980***	202	112637***	244	111575***
161	112666***	203	110462***	245	112009***
162	112957***	204	111677***	246	113329***
163	112519***	205	112811***	247	112663***
164	112953***	206	109812***	248	112444***
165	108728***	207	113020***	249	111697***
166	113154***	208	112661***	250	112642***
167	110150***	209	110159***
168	109476***	210	110115***

B-2